UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	The Institute for Wealth Management, LLC.
       Address: 1775 Sherman St.
		Suite 2750
             	Denver, CO 80203


       Form 13F File Number: 028-14899

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Charles Nichols
       Title:	Chief Legal & Compliance Officer
       Phone:	(877) 572-3500

       Signature, Place, and Date of Signing:

                Chad Nichols         Denver, CO       8/9/2012
                [Signature]         [City, State]      [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number 		Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   38

       Form 13F Information Table Value Total:	$113,909
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-

          [Repeat as necessary.]

       Name Of Issuer         Title Of Class    Cusip   Market Value SHRS/OR/ SH/ PUT/ Investment  Other   Sole Shared  None
                                                          (x$1000)   PRN/ AMT PRN CALL Discretion Managers
FLEXSHARES TR                 MORNSTAR UPSTR  33939L407     4820      145912  SH          SOLE              0     0    145912
ISHARES INC                     MSCI JAPAN    464286848     1813      192573  SH          SOLE              0     0    192573
ISHARES INC                   MSCI BRIC INDX  464286657      5         131    SH          SOLE              0     0     131
ISHARES TR                     RUSSELL 1000   464287622    19691      261816  SH          SOLE              0     0    261816
ISHARES TR                    RUSSELL1000VAL  464287598      58        847    SH          SOLE              0     0     847
ISHARES TR                    RUSSELL1000GRW  464287614      49        776    SH          SOLE              0     0     776
ISHARES TR                     RUSSELL 2000   464287655     3052      38363   SH          SOLE              0     0    38363
ISHARES TR                   MSCI EAFE INDEX  464287465     120        2411   SH          SOLE              0     0     2411
ISHARES TR                    RUSSELL MIDCAP  464287499     5623      53365   SH          SOLE              0     0    53365
ISHARES TR                    CONS GOODS IDX  464287812     889       12388   SH          SOLE              0     0    12388
ISHARES TR                    DJ US TECH SEC  464287721      3          39    SH          SOLE              0     0      39
ISHARES TR                    DJ US TELECOMM  464287713     2733      121626  SH          SOLE              0     0    121626
ISHARES TR                    BARCLYS 1-3 YR  464287457    11289      133802  SH          SOLE              0     0    133802
ISHARES TR                   BARCLYS 7-10 YR  464287440      29        273    SH          SOLE              0     0     273
ISHARES TR                    IBOXX INV CPBD  464287242     4068      34596   SH          SOLE              0     0    34596
ISHARES TR                    MSCI EMERG MKT  464287234      30        767    SH          SOLE              0     0     767
ISHARES TR                    BARCLY USAGG B  464287226     338        3040   SH          SOLE              0     0     3040
ISHARES TR                   BARCLYS TIPS BD  464287176     3133      26177   SH          SOLE              0     0    26177
ISHARES TR                   FTSE CHINA25 IDX 464287184     1566      46528   SH          SOLE              0     0    46528
ISHARES TR                   BARCLYS SH TREA  464288679     304        2759   SH          SOLE              0     0     2759
ISHARES TR                    HIGH YLD CORP   464288513     4718      51680   SH          SOLE              0     0    51680
PIEDMONT OFFICE REALTY TR IN     COM CL A     720190206     103        5964   SH          SOLE              0     0     5964
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT   73935S105      15        593    SH          SOLE              0     0     593
POWERSHARES DB G10 CURCY HAR  COM UT BEN INT  73935Y102     578       23502   SH          SOLE              0     0    23502
POWERSHARES ETF TRUST        GBL LSTD PVT EQT 73935X195      3         371    SH          SOLE              0     0     371
POWERSHARES GLOBAL ETF FD     S&P 500 BUYWRT  73936G308    17171      846289  SH          SOLE              0     0    846289
POWERSHARES GLOBAL ETF TRUST  SOVEREIGN DEBT  73936T573     5575      193370  SH          SOLE              0     0    193370
PROSHARES TR II               SHT VIX ST TRM  74347W627     3701      41202   SH          SOLE              0     0    41202
PROSHARES TR II              ULT VIX STRM NEW 74347W544     754       76673   SH          SOLE              0     0    76673
SELECT SECTOR SPDR TR           TECHNOLOGY    81369Y803     3629      126320  SH          SOLE              0     0    126320
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308     3492      100420  SH          SOLE              0     0    100420
SPDR INDEX SHS FDS            DJ INTL RL ETF  78463X863     137        3733   SH          SOLE              0     0     3733
SPDR INDEX SHS FDS            S&P INTL SMLCP  78463X871     1083      41961   SH          SOLE              0     0    41961
SPDR SERIES TRUST              DJ REIT ETF    78464A607     4178      57322   SH          SOLE              0     0    57322
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516     5395      91231   SH          SOLE              0     0    91231
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858     4258      106642  SH          SOLE              0     0    106642